PREPAID EXPENSES AND DEPOSITS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Impaired deposits on inventory	$ 130,150